Stock Issuance	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Stock Issuance

NOTE 7 – STOCK ISSUANCE

During the nine-months ended September 30, 2015, the Company sold securities in a self-directed offering in the aggregate amount of $1,460,222 at $0.30 per unit, which included the conversion of the $30,000 note payable and $222 in accrued interest. Each unit consisted of one share of restricted common stock (4,867,394 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. Warrants issued to date in this offering totaled 13,385,342. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.